OTHER CURRENT ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

Other current assets consisted of the following:

	March 31, 2023	December 31, 2022

Deferred cost of goods sold	$90,598	$21,086
Less: allowance for doubtful accounts	-	-
Deferred cost of goods sold, net balance	90,598	21,086
Other asset	$-	$-
Total	90,598	21,086

Other current assets consisted of the following:

	December 31, 2022	December 31, 2021

Deferred cost of goods sold	$21,086	$647
Less: allowance for doubtful accounts	-	-
Deferred cost of goods sold, net balance	21,086	647
Other asset	$-	$-
Total	21,086	647